Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Common Stock	Common Stock Common Stock	Treasury Stock	Treasury Stock Common Stock	Preferred Stock	Additional Paid in Capital	Additional Paid in Capital Common Stock	Additional Paid in Capital Preferred Stock	Retained Earnings
Beginning Balance at Dec. 31, 2018	$ 465,834			$ 103		$ (737)		$ 55	$ 355,134			$ 111,279
Net Income (Loss)	7,237											7,237
Mezzanine equity measurement	(304)											(304)
Repurchases and cancellation of stock		$ (2,420)			$ (2)		$ 735			$ (3,153)
Share based compensation	60								60
Preferred share dividends declared	(5,744)											(5,744)
Ending Balance at Jun. 30, 2019	464,663			101		(2)		55	352,041			112,468
Beginning Balance at Dec. 31, 2019	472,742			104		0		55	356,963			115,620
Net Income (Loss)	(23,830)											(23,830)
Mezzanine equity measurement	(135)											(135)
Issuance of common stock	3,300			3					3,297
Repurchases and cancellation of stock		$ (6,012)	$ (89)		$ (5)					$ (6,007)	$ (89)
Share based compensation	60								60
Preferred share dividends declared	(5,749)											(5,749)
Ending Balance at Jun. 30, 2020	$ 440,287			$ 102		$ 0		$ 55	$ 354,224			$ 85,906